Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of Troubled Debt Restructurings $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Troubled debt restructurings:
Number of contracts	27	8
Pre-modification	$ 1,256	$ 1,101
Post-modification	$ 1,261	$ 1,080
1-4 Family Porfolio Segment[Member]
Troubled debt restructurings:
Number of contracts	4	2
Pre-modification	$ 476	$ 760
Post-modification	$ 478	$ 760
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings:
Number of contracts	1	1
Pre-modification	$ 209	$ 155
Post-modification	$ 209	$ 155
Consumer Portfolio Segment [Member]
Troubled debt restructurings:
Number of contracts	21	4
Pre-modification	$ 527	$ 155
Post-modification	$ 530	$ 140
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Troubled debt restructurings:
Number of contracts	1	1
Pre-modification	$ 44	$ 31
Post-modification	$ 44	$ 25